EQUITY	6 Months Ended
Jun. 30, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
EQUITY	EQUITY
    The following table provides a continuity of the company’s outstanding common equity:

	Class C shares
(US$ MILLIONS, except as noted)	Shares outstanding (Shares)	Share capital
Balance at January 1, 2022	—	$—
Share issuance	25,853,695	735
Converted from class A shares	80,425	2
Balance at June 30, 2022	25,934,120	$737
    In connection with the special distribution, the company issued approximately 73 million exchangeable shares, 1 class B share and approximately 26 million class C shares. Due to the exchange feature of the exchangeable shares and the cash redemption feature of the class B and class C shares, the exchangeable shares, the class B shares, and the class C shares are classified as financial liabilities. However, class C shares, the most subordinated of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. Refer to Note 6, for further details related to exchangeable shares and class B shares.
    The value of share capital, which relates to the class C shares, is determined based on the opening price of an LP Unit, $28.41 on March 15, 2022, the date of the special distribution.